Cash and cash equivalents - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Restricted cash and cash equivalents	$ 4,844	$ 5,282
Cash and cash equivalents	39,204	33,030	$ 29,195	$ 30,681
Non-UK Countries
Disclosure of geographical areas [line items]
Cash and cash equivalents	$ 5,774	$ 7,174